COMMON STOCK	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
COMMON STOCK [Text Block]

6. COMMON STOCK

On July 31, 2012, the Company effected a three (3) new for one (1) old forward stock split of authorized and issued and outstanding shares of common stock. The effect of the three-for-one stock split has been applied retroactively to reflect the change.

The Company is authorized to issue 225,000,000 shares of its $0.001 par value common stock. At October 31, 2013, the Company had 102,506,667 shares issued and outstanding. At January 31, 2013, the Company had 102,220,000 shares issued and outstanding.

At October 31, 2013 and January 31, 2013 the Company had no issued or outstanding stock options or warrants.

At January 31, 2012, the Company had received $70,000 in advance for the issuance of 420,000 shares of common stock at a price of $0.1667 per share. On February 10, 2012, these shares of common stock were issued in full satisfaction of the stock subscription payable.

On December 27, 2012, the Company received $110,000 for the issuance of 55,000,000 shares of common stock at a price of $0.002 per share.

During the period ended October 31, 2013, the Company issued 286,667 shares of common stock at a deemed price of $0.50 per share to settle a debt of $86,468 (Note 5).

6. COMMON STOCK

On July 31, 2012, the Company effected a three (3) new for one (1) old forward stock split of authorized and issued and outstanding shares of common stock. The effect of the three-for-one stock split has been applied retroactively to reflect the change.

The Company is authorized to issue 225,000,000 (pre stock-split – 75,000,000) shares of its $0.001 (pre stock-split –$0.001) par value common stock. At January 31, 2013 and 2012, the Company had 102,220,000 (pre stock-split – 70,740,000) and 46,800,000 (pre stock-split – 15,600,000) shares issued and outstanding respectively.

At January 31, 2013 and 2012 the Company had no issued or outstanding stock options or warrants.

At January 31, 2011, the Company had received $99,960 in advance for the issuance of 36,000,000 (pre stock-split – 12,000) shares of common stock at a price of $0.00278 (pre stock-split – $0.00833) per share. On March 4, 2011, these shares of common stock were issued in full satisfaction of the stock subscription payable.

On July 14, 2011, the Company issued 300,000 (pre stock-split – 100,000) shares of capital stock for cash at $0.3333 (pre stock-split – $1.00) per share, for an aggregate value of $100,000.

At January 31, 2012, the Company had received $70,000 in advance for the issuance of 420,000 (post stock-split – 140,000) shares of common stock at a price of $0.1667 (pre stock-split – $0.50) per share. On February 10, 2012, these shares of common stock were issued in full satisfaction of the stock subscription payable.

On December 27, 2012, the Company received $110,000 for the issuance of 55,000,000 (post stock-split) shares of common stock at a price of $0.002 (post stock-split) per share.

5. COMMON STOCK

The Company is authorized to issue 75,000,000 shares of its $0.001 par value common stock. At January 31, 2012 and 2011, the Company had 15,600,000 and 3,500,000 shares issued and outstanding respectively. At January 31, 2012 and 2011 the Company had no issued or outstanding stock options or warrants.

At January 31, 2011, the Company had received $99,960 in advance for the issuance of 12,000,000 shares of common stock at a price of $0.00833 per share. On January 12, 2011, these shares of common stock were issued in full satisfaction of the stock subscription payable.

On July 14, 2011, the Company issued 100,000 shares of capital stock for cash at $1.00 per share, for an aggregate value of $100,000.

At January 31, 2012, the Company had received $70,000 in advance for the issuance of 140,000 shares of common stock at a price $0.50 per share. On January 23, 2012, these shares of common stock were issued in full satisfaction of the stock subscription payable.